Schedule of average number of employee (Details) Pure in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	41	60	93
Sales and business development [member]
IfrsStatementLineItems [Line Items]
Total	11	4	11
Central services and management [member]
IfrsStatementLineItems [Line Items]
Total	14	10	18
Production [member]
IfrsStatementLineItems [Line Items]
Total	16	46	64